Income Taxes (Details) - Schedule of components of deferred tax assets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 442,051	$ 278,531
Net operating loss carryforward in Hong Kong	11,274,650	95,253
Valuation allowance	(11,716,701)	(373,784)
Total net deferred tax assets